Inventories (Tables)	12 Months Ended
Sep. 30, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories, net consisted of the following:

	September 30, 2025	September 30, 2024
Raw materials	$2,096,847	$2,060,514
Work-in-progress	1,910,478	1,745,523
Finished goods	915,839	1,367,421
Inventories, net	$4,923,164	$5,173,458